LORD ABBETT SECURITIES TRUST

Lord Abbett Growth Leaders Fund

Supplement dated January 31, 2025 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

March 1, 2024, as supplemented

The following changes are effective March 1, 2025:

The following table replaces the table in the subsection under “Growth Leaders Fund—Management—Portfolio Managers” on page 9 of the summary prospectus and on page 69 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
F. Thomas O’Halloran, Partner and Portfolio Manager	2011
Vernon T. Bice, Portfolio Manager	2011
Matthew R. DeCicco, Partner and Director of Equities	2016
Benjamin Ebel, Senior Managing Director and Portfolio Manager	2022

The following paragraph replaces the corresponding paragraph under “Management and Organization of the Funds” on page 214 of the statutory prospectus:

Growth Leaders Fund. F. Thomas O’Halloran, Partner and Portfolio Manager, heads the Fund’s team. Mr. O’Halloran joined Lord Abbett in 2001. Additional members of the Fund’s team are Vernon T. Bice, Portfolio Manager, Matthew R. DeCicco, Partner and Director of Equities, and Benjamin Ebel, Senior Managing Director and Portfolio Manager. Messrs. Bice, DeCicco, and Ebel joined Lord Abbett in 2011, 1999, and 2005, respectively. Messrs. O’Halloran, Bice, DeCicco, and Ebel are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Growth Leaders Fund” in the subsection titled “Portfolio Manager Information—Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Growth Leaders Fund
F. Thomas O’Halloran	6	2,740.09	1	149.57	13	588.33
Vernon T. Bice	7	2,740.09	1	149.57	0	0
Matthew R. DeCicco	8	3,278.93	1	149.57	0	0
Benjamin Ebel	4	2,545.91	0	0	0	0

The following rows replace the applicable rows of the corresponding table under the heading “Growth Leaders Fund” in the subsection titled “Portfolio Manager Information—Holdings of Portfolio Managers” on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Growth Leaders Fund
F. Thomas O’Halloran	Over $1,000,000
Vernon T. Bice	Over $1,000,000
Matthew R. DeCicco	$100,001-$500,000
Benjamin Ebel	$50,001-$100,000

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or SAIs.

Please retain this document for your future reference.